Revenue (Tables)	6 Months Ended
Jun. 27, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Product Category
The following table summarizes total revenue by product category:

	For the thirteen weeks ended		For the twenty-six weeks ended
	June 27, 2021	June 28, 2020	June 27, 2021	June 28, 2020
Electronic systems	$90,724	$69,852	$164,275	$127,122
Mechanical systems	42,565	29,819	81,269	55,835
Exhaust	22,790	18,971	42,616	34,157
Accessories	17,992	6,654	31,019	15,339
Safety	18,970	—	34,194	—

Total sales	$193,041	$125,296	$353,373	$232,453

Summary of Revenue Based on Geographic Location
The following table summarizes total revenue based on geographic location from which the product is shipped:

	For the thirteen weeks ended		For the twenty-six weeks ended
	June 27, 2021	June 28, 2020	June 27, 2021	June 28, 2020
United States	$187,993	$125,296	$345,570	$232,453
Italy	5,048	—	7,803	—

Total sales	$193,041	$125,296	$353,373	$232,453